Operating expenses	6 Months Ended
Jun. 30, 2021
Operating expenses

11.  Operating expenses

The nature of the Company’s operating expenses from operations include the following:

	Six months ended June 30,
	2021	2020
	$	$
Key management personnel:
Salaries and short-term employee benefits	618	483
Consultant fees	86	76
Share-based compensation costs	265	127
Post-employment benefits including defined contribution plan benefits of $14 in 2021 and $9 in 2020	28	27
	997	713
Other employees:
Salaries and short-term employee benefits	508	491
Post-employment benefits including defined contribution plan benefits of $8 in 2021 and $11 in 2020	73	92
Share-based compensation costs	8	(104)
	589	479
Cost of inventory used and services provided	41	874
Professional fees	1,367	929
Consulting fees	259	274
Insurance	444	432
Third-party research and development	449	74
Travel	38	41
Marketing services	105	29
Laboratory supplies	69	—
Other goods and services	75	50
Leasing costs	64	62
Gain on modification of building lease	—	(219)
Depreciation and amortization	72	146
Operating foreign exchange losses (gains)	46	(9)
	4,615	3,875

NOTES TO CONDENSED INTERIM CONSOLIDATED FINANCIAL STATEMENTS

AS AT JUNE 30, 2021 AND FOR THE THREE AND SIX MONTHS ENDED JUNE 30, 2021 AND 2020

(amounts in thousands of US dollars, except share/option/warrant and per share/option/warrant data and as otherwise noted)

(Unaudited)